Cover	Oct. 17, 2022
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NA
Entity Emerging Growth Company	false
Document Period End Date	Oct. 17, 2022
Entity Incorporation State Country Code	NV
Entity File Number	001-32277
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1615 S. 52nd Street
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	602
Local Phone Number	714-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CXDO
Security Exchange Name	NASDAQ